J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Ohio Municipal Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(a series of JPMorgan Trust II)

Supplement dated December 22, 2014

to the Prospectus dated July 1, 2014, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables on pages 1-2 in the JPMorgan Ohio Municipal Bond Fund’s Class A, Class B, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.50	0.45	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.20	0.25	0.20	0.20
Total Annual Fund Operating Expenses	1.00	1.55	1.50	0.75
Fee Waivers and Expense Reimbursements[2]	(0.12)	(0.02)	None	(0.12)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.88	1.53	1.50	0.63

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.88%, 1.53%, 1.53% and 0.63%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/15, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	461	670	896	1,543
CLASS B SHARES ($)	656	788	1,043	1,696
CLASS C SHARES ($)	253	474	818	1,791
SELECT CLASS SHARES ($)	64	228	405	919

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	461	670	896	1,543
CLASS B SHARES ($)	156	488	843	1,696
CLASS C SHARES ($)	153	474	818	1,791
SELECT CLASS SHARES ($)	64	228	405	919

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE